FAIR VALUE MEASUREMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
CIK000178115 Alussa Energy Acquisition Corp
FAIR VALUE MEASUREMENTS

NOTE 8. FAIR VALUE MEASUREMENTS

The Company follows the guidance in ASC Topic 820 for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually.

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:

Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:

Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at March 31, 2021 and December 31, 2020, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	March 31, 2021
	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities held in Trust Account	$289,838,722	$—	$—	$289,838,722
Total fair value	$289,838,722	$—	$—	$289,838,722

Liabilities:
Public Warrants	$32,775,000	$—	$—	$32,775,000
Private Placement Warrants	—	—	28,175,000	28,175,000
Total fair value	$32,775,000	$—	$28,175,000	$60,950,000

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities held in Trust Account	$289,834,441	$—	$—	$289,834,441
Total fair value	$289,834,441	$—	$—	$289,834,441

Liabilities:
Public Warrants	$17,681,250	$—	$—	$17,681,250
Private Placement Warrants	—	—	17,675,000	17,675,000
Total fair value	$17,681,250	$—	$17,675,000	$35,356,250

Public Warrants and Private Placement Warrants

The Public Warrants and Private Placement Warrants are accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities on the balance sheets. The warrant liabilities are measured at fair value at issuance and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the statements of operations.

As of March 31, 2021 and December 31, 2020, the Public Warrants were classified as a Level 1 fair value measurement due to the use of an observable market quote in an active market under the ticker ALUS.WS and the Private Placement Warrants were classified as a Level 3 fair value measurement based on the use of unobservable inputs. As of March 31, 2021 and December 31, 2020, the fair value of the Public Warrants was $32,775,000 and $17,681,250, respectively, based on the closing price of ALUS.WS on the respective dates of $2.28 and $1.23 per Public Warrant, respectively.

The Company’s use of the Black-Scholes option pricing model for the Private Placement Warrants as of March 31, 2021 and December 31, 2020 required the use of subjective assumptions:

●	The risk-free interest rate assumption was based on the U.S. Constant Maturity Treasury yield, which was commensurate with the contractual terms of the Private Placement Warrants, which expire on the earlier of (i) five years after the completion of the initial Business Combination and (ii) redemption or liquidation. An increase in the risk-free interest rate in isolation, would result in an increase in the fair value measurement of the warrant liabilities and vice versa.
●	The expected term was determined to be 5.2 and 5.5 years as of March 31, 2021 and December 31, 2020, respectively, as the Private Placement Warrants become exercisable on the later of (i) 30 days after the completion of the Business Combination and (ii) 12 months from the IPO date or November 29, 2020. An increase in the expected term, in isolation, would result in an increase in the fair value measurement of the warrant liabilities and vice versa.
●	The expected volatility assumption was based on the implied volatility from a set of comparable publicly-traded warrants as determined based on the size and proximity of other similar business combinations. An increase in expected volatility, in isolation, would result in an increase in the fair value measurement of the warrant liabilities and vice versa.
●	The fair value of the Units, which each consist of one Class A ordinary shares and one-half of one Public Warrant, represents the closing price on the measurement date as observed from the ticker ALUS.U.

The key inputs into the Black-Scholes option model for the Private Placement Warrants were as follows on each respective date:

	March 31,	December 31,
	2021	2020
Risk-free interest rate	0.96%	0.43%
Term (years)	5.2	5.5
Volatility	40.03%	26.17%
Dividend yield	0.0%	0.0%
Exercise price	$11.50	$11.50
Share price	$10.00	$10.06

The following table presents changes in the Level 3 Private Placement Warrants measured at fair value for the three months ended March 31, 2021 and 2020:

		Private
	Public	Placement	Warrant
	Warrants	Warrants	Liabilities
Fair value as of December 31, 2020	$17,681,250	$17,675,000	$35,356,250
Change in fair value of warrant liabilities	15,093,750	10,500,000	25,593,750
Fair value as of March 31, 2021	$32,775,000	$28,175,000	$60,950,000
Fair value as of December 31, 2019	$18,975,000	$11,987,500	$30,962,500
Change in fair value of warrant liabilities	(8,193,750)	525,000	(7,668,750)
Fair value as of March 31, 2020	$10,781,250	$12,512,500	$23,293,750

NOTE 8. FAIR VALUE MEASUREMENTS

The Company follows the guidance in ASC Topic 820 for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually. The Company also follows the guidance in ASC Topic 815 for its Public Warrants and Private Placement Warrants that are re-measured and reported at fair value each reporting period.

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:  Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:  Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:  Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2020 and 2019, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	December 31, 2020 (As Restated)
	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities held in Trust Account	$289,834,441	$—	$—	$289,834,441
Total fair value	$289,834,441	$—	$—	$289,834,441

Liabilities:
Public Warrants	$17,681,250	$—	$—	$17,681,250
Private Placement Warrants	—	—	17,675,000	17,675,000
Total fair value	$17,681,250	$—	$17,675,000	$35,356,250

	December 31, 2019 (As Restated)
	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities held in Trust Account	$287,830,781	$—	$—	$287,830,781
Total fair value	$287,830,781	$—	$—	$287,830,781

Liabilities:
Public Warrants	$—	$—	$18,975,000	$18,975,000
Private Placement Warrants	—	—	11,987,500	11,987,500
Total fair value	$—	$—	$30,962,500	$30,962,500

Public Warrants and Private Placement Warrants

The Public Warrants and Private Placement Warrants are accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities on the balance sheets. The warrant liabilities are measured at fair value at issuance and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the statements of operations.

Initial Measurement

The Company measured the fair value for the Warrants at issuance using a Monte Carlo simulation model for the Public Warrants and a Black-Scholes option pricing model for the Private Placement Warrants. The Company allocated the proceeds received from the sale of Units (which include one Class A ordinary share and one-half of one Public Warrant), to the Public Warrants based on their fair value at issuance, with the remaining proceeds allocated to Class A ordinary shares. The Warrants were classified at Level 3 at the initial measurement date due to the use of unobservable inputs.

The Company’s use of a Black-Scholes option pricing model and Monte Carlo simulation model required the use of subjective assumptions:

●	The risk-free interest rate assumption was based on the U.S. Constant Maturity Treasury yield, which was commensurate with the contractual terms of the Warrants, which expire on the earlier of (i) five years after the completion of the initial Business Combination and (ii) redemption or liquidation. An increase in the risk-free interest rate in isolation, would result in an increase in the fair value measurement of the warrant liabilities and vice versa.
●	The expected term was determined to be 5.5 years, as the Warrants become exercisable on the later of (i) 30 days after the completion of the Business Combination and (ii) 12 months from the IPO date or November 29, 2020. An increase in the expected term, in isolation, would result in an increase in the fair value measurement of the warrant liabilities and vice versa.
●	The expected volatility assumption was based on the implied volatility from a set of comparable publicly-traded warrants as determined based on the size and proximity of other similar business combinations. An increase in expected volatility, in isolation, would result in an increase in the fair value measurement of the warrant liabilities and vice versa.
●	The fair value of the Units, which each consist of one Class A ordinary share and one-half of one Public Warrant, represents the closing price on the measurement date as observed from the ticker ALUS.U.

Subsequent Measurement

The Warrants are measured at fair value on a recurring basis. As of December 31, 2019, the Public and Private Placement Warrants were classified as Level 3 fair value measurements based on the use of unobservable inputs. However, the subsequent measurement of the Public Warrants as of December 31, 2020 is classified as a Level 1 fair value measurement due to the use of an observable market quote in an active market under the ticker ALUS.WS. As of December 31, 2020, the fair value of the Public Warrants was $17,681,250 based on the closing price of ALUS.WS on that date of $1.23 per Public Warrant. As of December 31, 2020, the Private Placement Warrants remained a Level 3 measurement.

The key inputs into the Black-Scholes option model and Monte Carlo simulation model for the Public Warrants and Private Placement Warrants, were as follows on each respective date:

	November 29,	December 5,
	2019	2019
	(Initial	(Initial	December 31,	December 31,
	Measurement)	Measurement)	2019	2020
Risk-free interest rate	1.64%	1.64%	1.72%	0.43%
Term (years)	5.5	5.5	5.5	5.5
Volatility	20.0%	20.0%	20.0%	26.17%
Dividend yield	0.0%	0.0%	0.0%	0.0%
Exercise price	$11.50	$11.50	$11.50	$11.50
Share price	$9.37(1)	$9.38(1)	$9.42(1)	$10.06
(1)	As of the respective dates, the Units had not been separated into Class A ordinary shares and Public Warrants. As such, an implied share price was determined using the observed Unit price.

The following table presents the changes in the fair value of warrant liabilities through December 31, 2020:

		Private
	Public	Placement	Warrant
	Warrants	Warrants	Liabilities
Fair value as of June 13, 2019	$—	$—	$—
Fair value for warrants issued on November 29, 2019	15,875,000	10,640,000	26,515,000
Fair value for warrants issued on December 5, 2019	2,400,000	997,500	3,397,500
Change in fair value of warrant liabilities	700,000	350,000	1,050,000
Fair value as of December 31, 2019	18,975,000	11,987,500	30,962,500
Change in fair value of warrant liabilities(1)	(1,293,750)	5,687,500	4,393,750
Fair value as of December 31, 2020	$17,681,250	$17,675,000	$35,356,250
(1)	Due to the use of quoted prices in an active market (Level 1) to measure the fair values of the Public Warrants subsequent to December 31, 2019, Public Warrants with a fair value of $10,781,250 were transferred out of Level 3 for the year ended December 31, 2020.